NOTE 6 - NOTES PAYABLE: Interest Income and Interest Expense Disclosure (Tables)	Sep. 30, 2023
December 31, 2022
Interest Income and Interest Expense Disclosure
	December	December
	31, 2022	31, 2021
Interest Income	$(8,672)	$(19,017)
Interest Expense	37,962	51,470
Origination Fees	35,400	20,000
Total of Interest Expense	$64,690	$52,453